CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,304,922)	$ (1,101,674)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	12,636	14,764
Depreciation	502	502
Changes in operating assets and liabilities:
Prepaid and other current assets	(40,006)	(30,876)
Accounts payable	(56,896)	(4,055)
Accrued expenses	(114,529)	28,453
Change in estimate of Founders claim accrual	(240,000)
Accrued royalties	6,438
Accrued severance	(33)	(6,639)
NET CASH USED IN OPERATING ACTIVITIES	(1,736,810)	(1,099,525)
Cash flows from investing activities:
Cash acquired in reverse merger	17,966
Net cash provided by investing activities	17,966
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement raise, net of expenses	4,695,336
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,695,336
NET CHANGE IN CASH	2,976,492	(1,099,525)
CASH - BEGINNING OF YEAR	1,039,059	2,556,237	$ 2,556,237
CASH - END OF YEAR	4,015,551	1,456,712	1,039,059	$ 2,556,237
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for income tax
Non-cash investing and financing activities:
Ordinary shares issued for services	20,231
Net liabilities assumed in merger	791,232
Accrued transaction costs	42,132
Dror Ortho Design Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(1,683,499)	(433,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation			19,908	1,414
Depreciation			670	528
Changes in operating assets and liabilities:
Prepaid and other current assets			(71,734)	(19,534)
Accounts payable			20,768	8,844
Accrued expenses			203,761	29,232
Change in estimate of Founders claim accrual				(391,886)
Accrued severance			(7,052)
NET CASH USED IN OPERATING ACTIVITIES			(1,517,178)	(805,025)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of A-4 preferred warrants				235,655
Proceeds from issuance of A-5 Preferred shares, Ordinary shares and warrants and converted loans				3,083,765
NET CASH PROVIDED BY FINANCING ACTIVITIES				3,319,420
NET CHANGE IN CASH			(1,517,178)	2,514,395
CASH - BEGINNING OF YEAR	$ 1,039,059	$ 2,556,237	2,556,237	41,842
CASH - END OF YEAR			1,039,059	2,556,237
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for income tax
Non-cash investing and financing activities:
Ordinary shares issued for services				$ 10,085